Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Total Licenses	$ 2,261,134	$ 2,137,638	$ 2,123,750
Patents	48,420	48,420	86,160
Total intangible assets	2,309,554	2,186,058	2,209,910
Non-Exclusive License Agreement [Member]
Schedule of Intangible Assets [Line Items]
Total Licenses	179,821	56,325
Proprietary pharmaceutical drugs [Member]
Schedule of Intangible Assets [Line Items]
Total Licenses	10,000	10,000
Various generic drugs [Member]
Schedule of Intangible Assets [Line Items]
Total Licenses	736,983	736,983	736,983
Four generic drugs (Encore) [Member]
Schedule of Intangible Assets [Line Items]
Total Licenses	1,308,270	1,308,270	1,386,766
Needleless Syringe License [Member]
Schedule of Intangible Assets [Line Items]
Total Licenses	$ 26,060	$ 26,060